Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 31,364	$ 31,749	$ 32,357	$ 35,357	$ 34,752
Less: accumulated depreciation	(11,716)	(11,316)	(10,771)	(9,961)	(8,335)
Less: Impairment	(3,457)	0	0	0	0
Deposit for fixed assets	65	14	132	79	0
Construction in process	0	0	0	0	151
Net book value	16,256	20,447	21,718	25,475	26,568
Land
Property, Plant and Equipment [Line Items]
Total	329	334	340	371	363
Buildings
Property, Plant and Equipment [Line Items]
Total	24,248	24,625	25,050	27,327	26,740
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	778	735	748	798	643
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	5,724	5,766	5,865	6,479	6,456
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	235	239	243	266	272
Motor vehicle
Property, Plant and Equipment [Line Items]
Total	$ 50	$ 50	$ 111	$ 116	$ 278